Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
2012, Capital Leases		$ 4,377
2013, Capital Leases		0
2014, Capital Leases		0
Capital Leases, Future Minimum Payments Due		4,377
2012, Operating Leases	239,224	196,878
2013, Operating Leases	52,711	115,677
2014, Operating Leases	53,803	0
Total future minimum lease payments	437,792	312,555
Less interest at 7.7% to 11.9%		96
Present value of minimum lease payments		4,281
Less current portion		4,281	15,872
Capital lease obligations less current portion		$ 0	$ 5,375